Long-Term Debt and Line of Credit (Tables)	6 Months Ended
Feb. 24, 2018
Debt Disclosure [Abstract]
Schedule of Debt
At February 24, 2018 and August 26, 2017, there were no amounts drawn against the Revolving Credit Facility or lines of credit, and long-term debt consists of the following:

	February 24, 2018	August 26, 2017
	(Successor)	(Successor)
Term Loan	$199,500	$200,000
Less: Deferred Financing Fees	7,264	7,910
Total Debt	192,236	192,090
Less: Current maturities, net of deferred financing fees of $1.3 million at February 24, 2018 and August 26, 2017, respectively	714	234
Long-term debt, net of deferred financing fees	$191,522	$191,856